Federated ARMs Fund

Institutional Shares

PROSPECTUS

The Institutional Shares offered by this prospectus represent interests in a diversified portfolio of securities (the "Fund") of Federated ARMs Fund (the "Trust"). The Trust is an open-end management investment company (a mutual fund).

The investment objective of the Fund is to provide current income consistent with minimal volatility of principal. The Fund concentrates at least 65% of the value of its total assets in adjustable and floating rate mortgage securities ("ARMs") which are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information for Institutional Shares and Institutional Service Shares dated October 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated October 31, 1997


TABLE OF CONTENTS

 Summary of Fund Expenses 1 Financial Highlights--Institutional Shares 2 General Information 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Investment Limitations 6 Trust Information 7 Management of the Trust 7 Distribution of Institutional Shares 8 Administration of the Fund 8 Net Asset Value 8 Investing in Institutional Shares 9 Share Purchases 9 Minimum Investment Required 9 What Shares Cost 9 Exchanging Securities for Institutional Shares 9 Confirmations and Account Statements 9 Dividends 10 Capital Gains 10 Redeeming Institutional Shares 10 Telephone Redemption 10 Written Requests 10 Accounts with Low Balances 11 Shareholder Information 11 Voting Rights 11 Tax Information 11 Federal Income Tax 11 State and Local Taxes 11 Performance Information 11 Other Classes of Shares 12 Financial Highlights--Institutional Service Shares 13 Financial Statements 14 Report of Ernst & Young LLP, Independent Auditors 22


SUMMARY OF FUND EXPENSES

                     SHAREHOLDER TRANSACTION EXPENSES INSTITUTIONAL SHARES

 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                None
 Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)     None
 Contingent Deferred Sales Charge (as a percentage of original purchase price or              None
 redemption proceeds, as applicable)
 Redemption Fee (as a percentage of amount redeemed, if applicable)                           None
 Exchange Fee                                                                                 None
                                   ANNUAL OPERATING EXPENSES

                            (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                                             0.41%
 12b-1 Fee                                                                                    None
 Total Other Expenses                                                                         0.14%
     Shareholder Services Fee (after waiver)(2)                                      0.00%
 Total Operating Expenses(3)                                                                  0.55%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.60%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.99% absent the voluntary waivers of a portion of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Institutional Shares" and "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

 EXAMPLE
 You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period.

 1 year                                                                                         $ 6
 3 years                                                                                        $18
 5 years                                                                                        $31
 10 years                                                                                       $69


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 22.

                                                              YEAR ENDED AUGUST 31,
                              1997     1996       1995       1994        1993        1992      1991     1990     1989    1988
 NET ASSET VALUE,            $ 9.64    $ 9.65    $ 9.63      $ 9.98      $10.01      $ 9.67   $ 8.99   $ 9.47   $ 8.88   $ 8.99
 BEGINNING OF PERIOD
 INCOME FROM INVESTMENT
 OPERATIONS
   Net investment income       0.59      0.58      0.56        0.45        0.50        0.63     0.69     0.71     0.72     0.73
   Net realized and            0.10     (0.01)     0.02       (0.35)      (0.03)       0.42     0.68    (0.48)    0.59    (0.11)
   unrealized gain (loss)
   on investments
   Total from investment       0.69      0.57      0.58        0.10        0.47        1.05     1.37     0.23     1.31     0.62
   operations
 LESS DISTRIBUTIONS
   Distributions from net     (0.59)    (0.58)    (0.56)      (0.45)      (0.50)      (0.63)   (0.69)   (0.71)   (0.72)   (0.73)
 investment income
   Distributions from net        --        --       --          --           --       (0.08)      --      --        --      --
   realized gain on
   investments
   Total distributions        (0.59)    (0.58)    (0.56)      (0.45)      (0.50)      (0.71)   (0.69)   (0.71)   (0.72)   (0.73)
 NET ASSET VALUE, END OF     $ 9.74    $ 9.64    $ 9.65      $ 9.63      $ 9.98      $10.01   $ 9.67   $ 8.99   $ 9.47   $ 8.88
 PERIOD
 TOTAL RETURN(A)               7.31%     6.02%     6.21%       0.99%       4.82%      11.21%   15.73%    2.45%   15.25%    7.09%
 RATIOS TO AVERAGE NET
 ASSETS
   Expenses                    0.55%     0.55%     0.55%       0.55%       0.51%       0.51%    0.78%    0.78%    0.79%    0.75%
   Net investment income       6.03%     5.94%     5.74%       4.51%       4.97%       5.95%    7.36%    7.62%    7.81%    8.10%
   Expense                     0.44%     0.44%     0.43%       0.14%       0.21%       0.32%    1.02%    1.02%    0.95%    1.18%
   waiver/
   reimbursement(b)
 SUPPLEMENTAL DATA
   Net assets, end of      $498,220  $653,313  $856,500  $1,238,813  $2,669,888  $1,090,944  $30,330  $26,261  $25,574  $16,753
   period (000 omitted)
   Portfolio turnover            84%      134%      124%         65%         36%         38%     127%     170%      85%     125%

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated May 24, 1985. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares, Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares (the "Shares") of the Fund.

Shares of the Fund are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity, and other accounts where a financial institution maintains master accounts with an aggregate investment of at least $400 million in certain mutual funds which are advised or distributed by affiliates of Federated Investors. Shares are also made available to financial intermediaries, public, and private organizations. In addition, Shares are designed to provide an appropriate investment for particular financial institutions that are subject to government agency regulations, including credit unions, savings associations, and national banks. An investment in the Fund serves as a convenient means of accumulating an interest in a professionally managed, diversified portfolio which invests at least 65% of the value of its total assets in U.S. government securities, all of which government securities will be adjustable and floating rate mortgage securities which are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with minimal volatility of principal. Current income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on mortgage related securities and other U.S. government securities, and short-term capital gains. The investment objective cannot be changed without approval of shareholders. The Fund anticipates that it will experience minimal volatility of principal due to the frequent adjustments to interest rates on adjustable and floating rate mortgage securities which comprise the portfolio. Of course, there can be no assurance that the Fund will be able to maintain minimal volatility of principal or that it will achieve its investment objective. The Fund endeavors to achieve its investment objective, however, by following the investment policies described in this prospectus.

INVESTMENT POLICIES

Except as otherwise noted, the investment policies described below may not be changed by the Trustees without shareholder approval. The Fund will limit its investments to those that are permitted for purchase by federal savings associations pursuant to applicable rules, regulations, or interpretations of the Office of Thrift Supervision and by federal credit unions under the Federal Credit Union Act and the rules, regulations, and interpretations of the National Credit Union Administration (the "NCUA"). Should additional permitted investments be allowed as a result of future changes in applicable regulations or federal laws, the Fund reserves the right, without shareholder approval, to make such investments consistent with the Fund's investment objective, policies, and limitations. Further, should existing statutes or regulations change so as to cause any securities held by the Fund to become ineligible for purchase by federal savings associations or federal credit unions, the Fund will dispose of those securities at times advantageous to the Fund.

As operated within the above limitations, and pursuant to the Fund's investment policy, which may be changed without shareholder approval, to limit its investment to securities that are appropriate direct investments for national banks, the Fund will also serve as an appropriate vehicle for a national bank as an investment for its own account.

ACCEPTABLE INVESTMENTS

The Fund pursues its investment objective by investing at least 65% of the value of its total assets in a professionally managed portfolio of U.S. government securities. As a matter of investment policy, which may be changed without shareholder approval, all of these U.S. government securities will be adjustable and floating rate mortgage securities which are issued or guaranteed as to payment of principal and interest by the U.S.
government, its agencies, or instrumentalities.

The types of mortgage securities in which the Fund may invest include the following:

   * adjustable rate mortgage securities; * collateralized mortgage obligations;
   * real estate mortgage investment conduits; and

   * other securities collateralized by or representing interests in real estate mortgages whose interest rates reset at periodic intervals and are issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

In addition to the securities described above, the Fund may also invest in direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, as well as obligations of U.S. government agencies or instrumentalities which are not collateralized by or represent interests in real estate mortgages, as described above.

The Fund may also invest in mortgage related securities, as defined in section 3(a)(41) of the Securities Exchange Act of 1934, as amended, which are issued by private entities such as investment banking firms and companies related to the construction industry. The privately issued mortgage related securities in which the Fund may invest include:

   * privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;
   * privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and
   * other privately issued securities in which the proceeds of the issuance are invested in mortgage backed securities and payment of the principal and interest are supported by the credit of any agency or instrumentality of the U.S. government.

The privately issued mortgage related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS")

ARMs are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMs in which the Fund invests are issued by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") and are actively traded. The underlying mortgages which collateralize ARMs issued by GNMA are fully guaranteed by the Federal Housing Administration ("FHA") or Veterans Administration ("VA"), while those collateralizing ARMs issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

Unlike conventional bonds, ARMs pay back principal over the life of the ARMs rather than at maturity. Thus, a holder of the ARMs, such as the Fund, would receive monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMs reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMs. As a consequence, ARMs may be a less effective means of "locking in" long-term interest rates than other types of U.S.
government securities.

Not unlike other U.S. government securities, the market value of ARMs will generally vary inversely with changes in market interest rates. Thus, the market value of ARMs generally declines when interest rates rise and generally rises when interest rates decline.

While ARMs generally entail less risk of a decline during periods of rapidly rising rates, ARMs may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because, as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMs are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMs are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

CMOs are bonds issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. CMOs purchased by the Fund may be:

   * collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;
   * collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or
   * securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government. The Fund will only purchase CMOs which are investment grade, as rated by a nationally recognized statistical rating organization.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS")

REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates (the type in which the Fund primarily invests), and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property.

REGULATORY COMPLIANCE

In accordance with the Rules and Regulations of the NCUA, unless the purchase is made solely to reduce interest-rate risk, the Fund will not invest in any CMO or REMIC security that meets any of the following three tests: (1) the CMO or REMIC has an expected average life greater than 10 years; (2) the average life of the CMO or REMIC extends by more than four years assuming an immediate and sustained parallel shift in the yield curve of plus 300 basis points, or shortens by more than six years assuming an immediate and sustained parallel shift in the yield curve of minus 300 basis points; or (3) the estimated change in the price of the CMO or REMIC is more than 17%, due to an immediate and sustained parallel shift in the yield curve of plus or minus 300 basis points.

Neither test (1) nor (2) above apply to floating or adjustable rate CMOs or REMICs with all of the following characteristics: (a) the interest rate of the instrument is reset at least annually; (b) the interest rate is below the contractual cap of the instrument; (c) the instrument is tied to a widely-used market rate; and (d) the instrument varies directly (not inversely) and is reset in proportion with the index's changes.

The Fund may not purchase a residual interest in a CMO or REMIC. In addition, the Fund will not purchase zero coupon securities with maturities greater than 10 years.

RESETS

The interest rates paid on the ARMs, CMOs, and REMICs in which the Fund invests generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

CAPS AND FLOORS

The underlying mortgages which collateralize the ARMs, CMOs, and REMICs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down:
(1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. An example of the effect of caps and floors on a residential mortgage loan may be found in the Statement of Additional Information. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

TEMPORARY INVESTMENTS

For defensive purposes only, the Fund may also invest temporarily in cash and money market instruments during times of unusual market conditions and to maintain liquidity. Money market instruments may include obligations such as:

   * obligations of the U.S. government or its agencies or instrumentalities; and
   * repurchase agreements.

REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend portfolio securities on a short-term or a long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Fund's Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

PORTFOLIO TURNOVER

The Fund does not intend to invest for the purpose of seeking short-term profits, however securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held.

INVESTMENT LIMITATIONS

The Fund will not:

   * invest in stripped mortgage securities, including securities which represent a share of only the interest payments or only the principal payments from underlying mortgage related securities;
   * borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets and pledge up to 10% of the value of its total assets to secure such borrowings; or
   * invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor. With respect to the asset-backed securities, the Fund will treat the originator of the asset pool as the company issuing the securities for purposes of determining compliance with this limitation.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not:

   * invest more than 15% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES

The Adviser receives an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. The Adviser can terminate this voluntary waiver of its advisory fee at any time in its sole discretion.

ADVISER'S BACKGROUND

Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Todd A. Abraham, Kathleen M. Foody-Malus, and Robert E. Cauley are the Fund's portfolio managers. Mr. Abraham has been the Fund's portfolio manager since August 1995. Mr. Abraham joined Federated Investors in 1993 as an Investment Analyst and has been a Vice President of the Fund's investment adviser since 1997. Mr Abraham served as an Assistant Vice President of the investment adviser from 1995 until 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Company from 1992 to 1993 and as a Bond Administrator at Ryland Asset Management Company from 1990 to 1992. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

Ms. Foody-Malus has been the Fund's portfolio manager since January 1992. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's investment adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

Robert E. Cauley has been the Fund's portfolio manager since October 1997. Mr. Cauley joined Federated Investors in 1996 as an Assistant Vice President of the Fund's adviser. Mr. Cauley served as an Associate in the Asset-Backed Securities Group at Lehman Brothers Holding, Inc. from 1994 to 1996. From 1992 to 1994, Mr. Cauley served as a Senior Associate/Corporate Finance at Barclays Bank, PLC. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25% of the average daily net asset value of its Shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational, and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:

 MAXIMUM           AVERAGE AGGREGATE
   FEE              DAILY NET ASSETS
 0.150%         on the first $250 million
 0.125%         on the next $250 million
 0.100%         on the next $250 million
 0.075%    on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Shares will exceed that of Institutional Service Shares due to the variance in daily net income realized by each class as a result of different distribution charges incurred by the classes. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open. Shares may be purchased either by wire or mail.

To purchase Shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

BY WIRE

To purchase Shares of the Fund by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to:
Federated ARMs Fund--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased on days on which the New York Stock Exchange is closed and on federal holidays restricting wire transfers. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL

To purchase Shares of the Fund by mail, send a check made payable to Federated ARMs Fund--Institutional Shares to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank, into federal funds. This is normally the next business day after State Street Bank receives the check.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $25,000 plus any financial intermediary's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. The minimum investment for an institutional investor will be calculated by combining all accounts it maintains with the Fund. Accounts established through a financial intermediary may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged an additional service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days on which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR INSTITUTIONAL SHARES

Investors may exchange certain U.S. government securities or a combination of securities and cash for Shares. The securities and any cash must have a market value of at least $25,000. The Fund reserves the right to determine the acceptability of securities to be exchanged. Securities accepted by the Fund are valued in the same manner as the Fund values its assets. Shareholders wishing to exchange securities should first contact Federated Securities Corp.

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions. In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds. Dividends are automatically reinvested on payment dates in additional Shares of the Fund unless cash payments are requested by contacting the Fund.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every twelve months.

REDEEMING INSTITUTIONAL SHARES

The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event longer than seven days later, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, the shareholders may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as that discussed in "Written Requests," should be considered.

WRITTEN REQUESTS

Shares may also be redeemed by sending a written request to Federated Shareholder Services Company, P.O. Box 8600, Boston Massachusetts 02266-8600. Call the Fund for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Fund name, the class of Shares, his account number, and the share or dollar amount requested. If Share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address above noted.

SIGNATURES

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

   * a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");
   * a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;
   * a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or
   * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular Fund or class, only shares of that particular Fund or class are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the Fund shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all portfolios entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because the Fund expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses related by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Fund, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the Fund's portfolio securities would be subject to such taxes if owned directly by residents of those jurisdictions. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time the Fund advertises its total return and yield for Institutional Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Institutional Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Institutional Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Institutional Shares over a thirty-day period by the offering price per share of Institutional Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Institutional Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The Institutional Shares are sold without any sales charge or other similar nonrecurring charges.

Total return and yield will be calculated separately for Institutional Shares and Institutional Service Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold to banks and other institutions that hold assets in an agency capacity and rely upon the distribution services provided by the distributor for the marketing of these shares, as well as to retail customers of such institutions, and are subject to a minimum initial investment of $25,000. Institutional Service Shares are sold at net asset value and are distributed pursuant to a Rule 12b-1 Plan adopted by the Trust whereby the distributor is paid a fee of 0.25% of the Institutional Service Shares' average net assets.

Shares and Institutional Service Shares are subject to certain of the same expenses. Expense differences between Shares and Institutional Service Shares may affect the performance of each class.

To obtain more information and a prospectus for Institutional Service Shares, investors may call 1-800-341-7400.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young, LLP, Independent Auditors, on page 22.

                                                               YEAR ENDED AUGUST 31,
                                                  1997    1996     1995    1994     1993   1992(A)
 NET ASSET VALUE, BEGINNING OF PERIOD            $ 9.64     $ 9.65     $ 9.63     $ 9.98     $10.01     $ 9.98
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                           0.56       0.55       0.54       0.42       0.48       0.18
   Net realized and unrealized gain (loss) on      0.10      (0.01)      0.02      (0.35)     (0.03)      0.03
   investments
   Total from investment operations                0.66       0.54       0.56       0.07       0.45       0.21
 LESS DISTRIBUTIONS
   Distributions from net investment income       (0.56)     (0.55)     (0.54)     (0.42)     (0.48)     (0.18)
 NET ASSET VALUE, END OF PERIOD                  $ 9.74     $ 9.64     $ 9.65     $ 9.63     $ 9.98     $10.01
 TOTAL RETURN(B)                                   7.05%      5.75%      5.94%      0.74%      4.56%      2.11%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                        0.80%      0.80%      0.80%      0.80%      0.76%      0.76%*
   Net investment income                           5.78%      5.69%      5.44%      4.26%      4.72%      5.46%*
   Expense waiver/reimbursement(c)                 0.44%      0.44%      0.43%      0.23%      0.21%      0.32%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)      $87,322   $109,536   $135,689   $255,891   $499,418   $113,095
   Portfolio turnover                                84%       134%       124%        65%        36%        38%

* Computed on an annualized basis.

(a) Reflects operations for the period from May 4, 1992 (date of initial public investment) to August 31, 1992.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS

FEDERATED ARMS FUND

AUGUST 31, 1997

      PRINCIPAL
        AMOUNT                                                                           VALUE
 U.S. GOVERNMENT INSTRUMENTALITIES--88.4%
 FEDERAL HOME LOAN MORTGAGE CORP. PC ARM--38.4%
 $         213,654,994 7.705% - 7.961%, 2/1/2019 - 7/1/2030                          $  224,348,715
 FEDERAL NATIONAL MORTGAGE ASSOCIATION ARM--17.6%
            99,263,367 6.077% - 8.298%, 2/1/2019 - 3/1/2029                             103,270,401
 FEDERAL NATIONAL MORTGAGE ASSOCIATION--3.1%
                15,481 12.000%, 3/1/2013                                                     17,750
             2,682,660 11.500%, 8/1/2014 - 11/1/2015                                      3,031,406
             4,482,588 11.000%, 12/1/2015                                                 4,950,481
             6,216,311 9.500%, 7/1/2016                                                   6,713,734
             3,268,431 8.500%, 4/1/2018                                                   3,449,208
                           TOTAL                                                         18,162,579
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ARM--15.2%
             7,714,862 7.375%, 6/20/2021 - 4/20/2022                                      7,931,993
            27,651,438 7.125%, 8/20/2017 - 9/20/2024                                     28,426,779
            30,896,239 7.000%, 3/20/2016 - 5/20/2026                                     31,702,756
            20,484,958 6.875%, 12/20/2017 - 12/20/2022                                   21,003,825
                           TOTAL                                                         89,065,353
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--14.1%
             3,466,669 12.000%, 9/15/2013 - 1/15/2014                                     4,011,892
            27,072,935 11.500%, 10/15/2010 - 4/15/2020                                   30,880,610
            16,183,149 11.000%, 12/15/2009 - 7/15/2020                                   18,192,276
            27,053,636 9.500%, 12/15/2021                                                29,387,012
                           TOTAL                                                         82,471,790
                           TOTAL U.S. GOVERNMENT                                        517,318,838
                       INSTRUMENTALITIES (IDENTIFIED COST $510,556,075)
 U.S. TREASURY NOTES--9.8%
            28,500,000 6.250%, 3/31/1999                                                 28,649,910
            29,000,000 5.875%, 11/15/1999                                                28,924,890
                           TOTAL U.S. TREASURY NOTES                                     57,574,800
                       (IDENTIFIED COST $57,409,512)


FEDERATED ARMS FUND

      PRINCIPAL
        AMOUNT                                                                           VALUE

 (A)REPURCHASE AGREEMENT--0.3%
 $           1,900,000 BT Securities Corp., 5.580%, dated 8/29/1997, due 9/2/1997    $    1,900,000
                       (at amortized cost)
                           TOTAL INVESTMENTS (IDENTIFIED COST                         $ 576,793,638
                           $569,865,587)(B)

(a) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $569,872,198. The net unrealized appreciation of investments on a federal tax basis amounts to $6,921,440 which is comprised of $7,706,388 appreciation and $784,948 depreciation at August 31, 1997.

Note: The categories of investments are shown as a percentage of net assets ($585,542,197) at August 31, 1997.

The following acronyms are used throughout this portfolio:

ARM -- Adjustable Rate Mortgage
PC -- Participation Certification

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

FEDERATED ARMS FUND

AUGUST 31, 1997

 ASSETS:
 Total investments in securities, at value (identified cost                          $  576,793,638
 $569,865,587 and tax cost $569,872,198)
 Cash                                                                                           787
 Income receivable                                                                        9,880,278
 Receivable for investments sold                                                          4,675,735
 Receivable for shares sold                                                                  32,153
   Total assets                                                                         591,382,591
 LIABILITIES:
 Payable for investments purchased                                      $ 3,221,935
 Payable for shares redeemed                                                414,260
 Income distribution payable                                              2,131,619
 Accrued expenses                                                            72,580
   Total liabilities                                                                      5,840,394
 Net Assets for 60,109,352 shares outstanding                                        $  585,542,197
 NET ASSETS CONSIST OF:
 Paid in capital                                                                     $  659,619,055
 Net unrealized appreciation of investments                                               6,928,051
 Accumulated net realized loss on investments                                           (81,001,448)
 Distributions in excess of net investment income                                            (3,461)
   Total Net Assets                                                                  $  585,542,197
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $498,219,987 / 51,145,180 shares outstanding                                                 $9.74
 INSTITUTIONAL SERVICE SHARES:
 $87,322,210 / 8,964,172 shares outstanding                                                   $9.74

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

FEDERATED ARMS FUND

YEAR ENDED AUGUST 31, 1997

 INVESTMENT INCOME:
 Interest                                                                              $ 43,662,366
 EXPENSES:
 Investment advisory fee                                                $   3,977,723
 Administrative personnel and services fee                                    500,691
 Custodian fees                                                               108,363
 Transfer and dividend disbursing agent fees and                               91,071
 expenses
 Directors'/Trustees' fees                                                     22,035
 Auditing fees                                                                 17,688
 Legal fees                                                                     6,872
 Portfolio accounting fees                                                    130,542
 Distribution services fee--Institutional Service                             241,075
 Shares
 Shareholder services fee--Institutional Shares                             1,416,310
 Shareholder services fee--Institutional Service                              241,075
 Shares
 Share registration costs                                                      27,136
 Printing and postage                                                          27,699
 Insurance premiums                                                             8,972
 Taxes                                                                         17,358
 Miscellaneous                                                                  9,666
   Total expenses                                                           6,844,276
 Waivers and reimbursements--
   Waiver of investment advisory fee                    $ (1,270,395)
   Waiver of distribution services fee--Institutional       (238,182)
 Service Shares
   Waiver of shareholder services fee--Institutional      (1,416,310)
 Shares
   Waiver of shareholder services fee--Institutional          (2,893)
 Service Shares
     Total waivers                                                         (2,927,780)
       Net expenses                                                                       3,916,496
         Net investment income                                                           39,745,870
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                         3,454,717
 Net change in unrealized appreciation of investments                                     3,918,165
   Net realized and unrealized gain on investments                                        7,372,882
     Change in net assets resulting from operations                                    $ 47,118,752

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

FEDERATED ARMS FUND

                                                                        YEAR ENDED AUGUST 31,
                                                                       1997              1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                             $    39,745,870  $    51,489,990
 Net realized gain (loss) on investments ($3,411,098 net gain            3,454,717        1,044,840
 and $8,689,597 net loss, respectively, as computed for federal tax purposes)
 Net change in unrealized appreciation/depreciation                      3,918,165       (1,656,353)
   Change in net assets resulting from operations                       47,118,752       50,878,477
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                                (34,210,612)     (44,631,616)
   Institutional Service Shares                                         (5,578,429)      (7,063,166)
     Change in net assets resulting from distributions to              (39,789,041)     (51,694,782)
 shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                           56,479,068       61,181,863
 Net asset value of shares issued to shareholders in payment of          9,827,175       11,612,765
 distributions declared
 Cost of shares redeemed                                              (250,943,388)    (301,318,243)
   Change in net assets resulting from share transactions             (184,637,145)    (228,523,615)
     Change in net assets                                             (177,307,434)    (229,339,920)
 NET ASSETS:
 Beginning of period                                                   762,849,631      992,189,551
 End of period (including undistributed net investment income of   $   585,542,197  $   762,849,631
 $0 and $39,710, respectively)

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

FEDERATED ARMS FUND

AUGUST 31, 1997

ORGANIZATION

Federated ARMs Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income consistent with minimal volatility of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government and agency securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

At August 31, 1997, the Fund for federal tax purposes, had a capital loss carryforward of $80,994,383, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR    EXPIRATION AMOUNT
           2002       $15,124,033
           2003        57,180,753
           2004         8,689,597

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DOLLAR ROLL TRANSACTIONS

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. During the year ended August 31, 1997, the fund did not enter into dollar roll transactions.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

                                                      YEAR ENDED AUGUST 31,
                                                 1997                           1996
 INSTITUTIONAL SHARES                     SHARES         AMOUNT         SHARES         AMOUNT
 Shares sold                             4,079,073  $  39,681,438      5,202,156    $  50,287,411
 Shares issued to shareholders in          841,597      8,186,144      1,021,472        9,866,718
 payment of distributions declared
 Shares redeemed                       (21,517,755)  (209,231,332)   (27,194,052)    (262,675,429)
   Net change resulting from           (16,597,085) $(161,363,750)   (20,970,424)   $(202,521,300)
 Institutional Share transactions
                                                      YEAR ENDED AUGUST 31,
                                                 1997                           1996
 INSTITUTIONAL SERVICE SHARES            SHARES         AMOUNT          SHARES         AMOUNT
 Shares sold                             1,728,054  $  16,797,630      1,125,713     $ 10,894,452
 Shares issued to shareholders in          168,679      1,641,031        180,764        1,746,047
 payment of distributions declared
 Shares redeemed                        (4,290,564)   (41,712,056)    (4,002,502)     (38,642,814)
   Net change resulting from            (2,393,831) $ (23,273,395)    (2,696,025)   $ (26,002,315)
 Institutional Service Share
 transactions
     Net change resulting from share  (18,990,916) $(184,637,145) (23,666,449) $(228,523,615)
 transactions

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive a portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. Federated Shareholder Services may voluntarily choose to waive any portion of its fee. Federated Shareholder Services can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended August 31, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common Officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $20,577,451 and $4,187,880, respectively.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1997, were as follows:

PURCHASES   $545,011,770
SALES       $706,267,122

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of Federated ARMs Fund:

We have audited the accompanying statement of assets and liabilities of Federated ARMs Fund, including the portfolio of investments, as of August 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997, by correspondence with the custodian or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated ARMs Fund at August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
October 7, 1997

NOTES

NOTES

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Federated ARMs Fund

Institutional Shares

PROSPECTUS

OCTOBER 31, 1997

A Diversified Portfolio of Federated ARMs Fund, an Open-End Management Investment Company

FEDERATED ARMS FUND
INSTITUTIONAL SHARES
Federated Investors Tower
Pittsburgh, PA 15222-3779
DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779
INVESTMENT ADVISER
Federated Management
Federated Investors Tower
Pittsburgh, PA 15222-3779
CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600 INDEPENDENT AUDITORS Ernst & Young LLP One Oxford Centre Pittsburgh, PA 15219

[Graphic]

Federated Investors
Federated Securities Corp., Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779
1-800-245-7400
www.federatedinvestors.com


Cusip 314082108
8100309A-IS (10/97)


[Graphic]


Federated ARMs Fund

Institutional Service Shares

PROSPECTUS

The Institutional Service Shares offered by this prospectus represent interests in a diversified portfolio of securities (the "Fund") of Federated ARMs Fund (the "Trust"). The Trust is an open-end management investment company (a mutual fund).

The investment objective of the Fund is to provide current income consistent with minimal volatility of principal. The Fund concentrates at least 65% of the value of its total assets in adjustable and floating rate mortgage securities ("ARMs") which are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Service Shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information for Institutional Shares and Institutional Service Shares dated October 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated October 31, 1997


TABLE OF CONTENTS

 Summary of Fund Expenses 1 Financial Highlights--Institutional Service Shares 2 General Information 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Investment Limitations 6 Trust Information 7 Management of the Trust 7 Distribution of Institutional Service Shares 8 Administration of the Fund 8 Net Asset Value 9 Investing in Institutional Service Shares 9 Share Purchases 9 Exchange Privilege 9 Minimum Investment Required 9 What Shares Cost 9 Exchanging Securities for Institutional Service Shares 10 Confirmations and Account Statements 10 Dividends 10 Capital Gains 10 Redeeming Institutional Service Shares 10 Telephone Redemption 10 Written Requests 10 Accounts with Low Balances 11 Shareholder Information 11 Voting Rights 11 Tax Information 11 Federal Income Tax 11 State and Local Taxes 12 Performance Information 12 Other Classes of Shares 12 Financial Highlights--Institutional Shares 13 Financial Statements 14 Report of Ernst & Young LLP, Independent Auditors 22

SUMMARY OF FUND EXPENSES

                 SHAREHOLDER TRANSACTION EXPENSES INSTITUTIONAL SERVICE SHARES

 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                None
 Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)     None
 Contingent Deferred Sales Charge (as a percentage of original purchase price or              None
 redemption proceeds, as applicable)
 Redemption Fee (as a percentage of amount redeemed, if applicable)                           None
 Exchange Fee                                                                                 None
                                   ANNUAL OPERATING EXPENSES

                            (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                                             0.41%
 12b-1 Fee (after waiver)(2)                                                                  0.00%
 Total Other Expenses                                                                         0.39%
     Shareholder Services Fee                                                           0.25%
 Total Operating Expenses(3)                                                                  0.80%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.60%.

(2) The 12b-1 fee has been reduced to reflect the voluntary waiver of the 12b-1 fee. The distributor can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.25%

(3) The total operating expenses would have been 1.24% absent the voluntary waivers of a portion of the management fee and the 12b-1 fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Institutional Service Shares" and "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

 EXAMPLE
 You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period.

 1 year                                                                                         $ 8
 3 years                                                                                        $26
 5 years                                                                                        $44
 10 years                                                                                       $99


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young, LLP, Independent Auditors, on page 22.

                                                               YEAR ENDED AUGUST 31,
                                                  1997    1996     1995    1994     1993   1992(A)
 NET ASSET VALUE, BEGINNING OF PERIOD            $ 9.64     $ 9.65     $ 9.63     $ 9.98     $10.01     $ 9.98
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                           0.56       0.55       0.54       0.42       0.48       0.18
   Net realized and unrealized gain (loss) on      0.10      (0.01)      0.02      (0.35)     (0.03)      0.03
   investments
   Total from investment operations                0.66       0.54       0.56       0.07       0.45       0.21
 LESS DISTRIBUTIONS
   Distributions from net investment income       (0.56)     (0.55)     (0.54)     (0.42)     (0.48)     (0.18)
 NET ASSET VALUE, END OF PERIOD                  $ 9.74     $ 9.64     $ 9.65     $ 9.63     $ 9.98     $10.01
 TOTAL RETURN(B)                                   7.05%      5.75%      5.94%      0.74%      4.56%      2.11%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                        0.80%      0.80%      0.80%      0.80%      0.76%      0.76%*
   Net investment income                           5.78%      5.69%      5.44%      4.26%      4.72%      5.46%*
   Expense waiver/reimbursement(c)                 0.44%      0.44%      0.43%      0.23%      0.21%      0.32%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)      $87,322   $109,536   $135,689   $255,891   $499,418   $113,095
   Portfolio turnover                                84%       134%       124%        65%        36%        38%

* Computed on an annualized basis.

(a) Reflects operations for the period from May 4, 1992 (date of initial public investment) to August 31, 1992.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated May 24, 1985. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares, Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares (the "Shares") of the Fund.

Shares of the Fund are designed to give banks and other institutions that hold assets in an agency capacity and rely upon the distribution services provided by the distributor for the marketing of these Shares, as well as to retail customers of such institutions, a convenient means of accumulating an interest in a professionally managed, diversified portfolio which invests at least 65% of the value of its total assets in U.S. government securities, all of which government securities will be adjustable and floating rate mortgage securities which are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities. In addition, the Fund is designed to provide an appropriate investment for particular financial institutions which are subject to government agency regulations, including credit unions, savings associations, and national banks. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with minimal volatility of principal. Current income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on mortgage related securities and other U.S. government securities, and short-term capital gains. The investment objective cannot be changed without approval of shareholders. The Fund anticipates that it will experience minimal volatility of principal due to the frequent adjustments to interest rates on adjustable and floating rate mortgage securities which comprise the portfolio. Of course, there can be no assurance that the Fund will be able to maintain minimal volatility of principal or that it will achieve its investment objective. The Fund endeavors to achieve its investment objective, however, by following the investment policies described in this prospectus.

INVESTMENT POLICIES

Except as otherwise noted, the investment policies described below may not be changed by the Trustees without shareholder approval.

The Fund will limit its investments to those that are permitted for purchase by federal savings associations pursuant to applicable rules, regulations, or interpretations of the Office of Thrift Supervision and by federal credit unions under the Federal Credit Union Act and the rules, regulations, and interpretations of the National Credit Union Administration (the "NCUA"). Should additional permitted investments be allowed as a result of future changes in applicable regulations or federal laws, the Fund reserves the right, without shareholder approval, to make such investments consistent with the Fund's investment objective, policies, and limitations. Further, should existing statutes or regulations change so as to cause any securities held by the Fund to become ineligible for purchase by federal savings associations or federal credit unions, the Fund will dispose of those securities at times advantageous to the Fund.

As operated within the above limitations, and pursuant to the Fund's investment policy, which may be changed without shareholder approval, to limit its investments to securities that are appropriate direct investments for national banks, the Fund will also serve as an appropriate vehicle for a national bank as an investment for its own account.

ACCEPTABLE INVESTMENTS

The Fund pursues its investment objective by investing at least 65% of the value of its total assets in a professionally managed portfolio of U.S. government securities. As a matter of investment policy, which may be changed without shareholder approval, all of these U.S. government securities will be adjustable and floating rate mortgage securities which are issued or guaranteed as to payment of principal and interest by the U.S.
government, its agencies, or instrumentalities.

The types of mortgage securities in which the Fund may invest include the following:

   * adjustable rate mortgage securities; * collateralized mortgage obligations;
   * real estate mortgage investment conduits; and
   * other securities collateralized by or representing interests in real estate mortgages whose interest rates reset at periodic intervals and are issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

In addition to the securities described above, the Fund may also invest in direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, as well as obligations of U.S. government agencies or instrumentalities which are not collateralized by or represent interests in real estate mortgages, as described above.

The Fund may also invest in mortgage related securities, as defined in section 3(a)(41) of the Securities Exchange Act of 1934, as amended, which are issued by private entities such as investment banking firms and companies related to the construction industry. The privately issued mortgage related securities in which the Fund may invest include:

   * privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;
   * privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and

   * other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of any agency or instrumentality of the U.S. government.

The privately issued mortgage related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS")

ARMs are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMs in which the Fund invests are issued by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") and are actively traded. The underlying mortgages which collateralize ARMs issued by GNMA are fully guaranteed by the Federal Housing Administration ("FHA") or Veterans Administration ("VA"), while those collateralizing ARMs issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

Unlike conventional bonds, ARMs pay back principal over the life of the ARMs rather than at maturity. Thus, a holder of the ARMs, such as the Fund, would receive monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMs reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMs. As a consequence, ARMs may be a less effective means of "locking in" long-term interest rates than other types of U.S.
government securities.

Not unlike other U.S. government securities, the market value of ARMs will generally vary inversely with changes in market interest rates. Thus, the market value of ARMs generally declines when interest rates rise and generally rises when interest rates decline.

While ARMs generally entail less risk of a decline during periods of rapidly rising rates, ARMs may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because, as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMs are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMs are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

CMOs are bonds issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. CMOs purchased by the Fund may be:

   * collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;
   * collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or
   * securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S.
     government.

The Fund will only purchase CMOs which are investment grade, as rated by a nationally recognized statistical rating organization.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS")

REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates (the type in which the Fund primarily invests), and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property.

REGULATORY COMPLIANCE

In accordance with the Rules and Regulations of the NCUA, unless the purchase is made solely to reduce interest-rate risk, the Fund will not invest in any CMO or REMIC security that meets any of the following three tests: (1) the CMO or REMIC has an expected average life greater than 10 years; (2) the average life of the CMO or REMIC extends by more than four years assuming an immediate and sustained parallel shift in the yield curve of plus 300 basis points, or shortens by more than six years assuming an immediate and sustained parallel shift in the yield curve of minus 300 basis points; or (3) the estimated change in the price of the CMO or REMIC is more than 17%, due to an immediate and sustained parallel shift in the yield curve of plus or minus 300 basis points.

Neither test (1) nor (2) above apply to floating or adjustable rate CMOs or REMICs with all of the following characteristics: (a) the interest rate of the instrument is reset at least annually; (b) the interest rate is below the contractual cap of the instrument; (c) the instrument is tied to a widely-used market rate; and (d) the instrument varies directly (not inversely) and is reset in proportion with the index's changes.

The Fund may not purchase a residual interest in a CMO or REMIC. In addition, the Fund will not purchase zero coupon securities with maturities greater than 10 years.

RESETS

The interest rates paid on the ARMs, CMOs, and REMICs in which the Fund invests generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

CAPS AND FLOORS

The underlying mortgages which collateralize the ARMs, CMOs, and REMICs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down:
(1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. An example of the effect of caps and floors on a residential mortgage loan may be found in the Statement of Additional Information. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

TEMPORARY INVESTMENTS

For defensive purposes only, the Fund may also invest temporarily in cash and money market instruments during times of unusual market conditions and to maintain liquidity. Money market instruments may include obligations such as:

   * obligations of the U.S. government or its agencies or instrumentalities; and
   * repurchase agreements.

REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend portfolio securities on a short-term or a long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Fund's Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

PORTFOLIO TURNOVER

The Fund does not intend to invest for the purpose of seeking short-term profits, however securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held.

INVESTMENT LIMITATIONS

The Fund will not:

   * invest in stripped mortgage securities, including securities which represent a share of only the interest payments or only the principal payments from underlying mortgage related securities;
   * borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets and pledge up to 10% of the value of its total assets to secure such borrowings; or
   * invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor. With respect to the asset-backed securities, the Fund will treat the originator of the asset pool as the company issuing the securities for purposes of determining compliance with this limitation.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not:

   * invest more than 15% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES

The Adviser receives an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. The Adviser can terminate this voluntary waiver of its advisory fee at any time in its sole discretion.

ADVISER'S BACKGROUND

Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Todd A. Abraham, Kathleen M. Foody-Malus, and Robert E. Cauley are the Fund's portfolio managers. Mr. Abraham has been the Fund's portfolio manager since August 1995. Mr. Abraham joined Federated Investors in 1993 as an Investment Analyst and has been a Vice President of the Fund's investment adviser since 1997. Mr Abraham served as an Assistant Vice President of the investment adviser from 1995 until 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Company from 1992 to 1993 and as a Bond Administrator at Ryland Asset Management Company from 1990 to 1992. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

Ms. Foody-Malus has been the Fund's portfolio manager since January 1992. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's investment adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

Robert E. Cauley has been the Fund's portfolio manager since October 1997. Mr. Cauley joined Federated Investors in 1996 as an Assistant Vice President of the Fund's adviser. Mr. Cauley served as an Associate in the Asset-Backed Securities Group at Lehman Brothers Holding, Inc. from 1994 to 1996. From 1992 to 1994, Mr. Cauley served as a Senior Associate/Corporate Finance at Barclays Bank, PLC. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than 60 days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid a fee by the Trust in an amount computed at an annual rate of up to 0.25% of the average daily net asset value of the Shares. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Plan is a compensation-type plan. As such, the Trust makes no payments to the distributor except as described above. Therefore, the Trust does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Trust, interest, carrying, or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Trust under the Plan.

In addition, the Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25% of the average daily net asset value of its shares to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational, and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:

 MAXIMUM             AVERAGE AGGREGATE
   FEE                DAILY NET ASSETS
 0.150%          on the first $250 million
 0.125%          on the next $250 million
 0.100%          on the next $250 million
 0.075%     on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund's net asset value per share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares will exceed that of Shares due to the variance in daily net income realized by each class as a result of different distribution charges incurred by the classes. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SERVICE SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open. Shares may be purchased either by wire or mail.

To purchase Shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

BY WIRE

To purchase Shares of the Fund by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to:
Federated ARMs Fund--Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased on days on which the New York Stock Exchange is closed and on federal holidays restricting wire transfers. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL

To purchase Shares of the Fund by mail, send a check made payable to Federated ARMs Fund--Institutional Service Shares to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank, into federal funds. This is normally the next business day after State Street Bank receives the check.

EXCHANGE PRIVILEGE

Financial institutions that maintain master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors may exchange their Shares for Institutional Shares of the Trust.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $25,000 plus any non-affiliated bank or broker's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a non-affiliated bank or broker may be charged an additional service fee by that bank or broker.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days on which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR INSTITUTIONAL SERVICE SHARES

Investors may exchange certain U.S. government securities or a combination of securities and cash for Shares. The securities and any cash must have a market value of at least $25,000. The Fund reserves the right to determine the acceptability of securities to be exchanged. Securities accepted by the Fund are valued in the same manner as the Fund values its assets. Shareholders wishing to exchange securities should first contact Federated Securities Corp.

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions. In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds. Dividends are automatically reinvested on payment dates in additional Shares of the Fund unless cash payments are requested by contacting the Fund.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

REDEEMING INSTITUTIONAL SERVICE SHARES

The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event longer than seven days later, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, the shareholders may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as that discussed in "Written Requests," should be considered.

WRITTEN REQUESTS

Shares may also be redeemed by sending a written request to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Call the Fund for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Fund name, the class of Shares, his account number, and the share or dollar amount requested. If Share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address above noted.

SIGNATURES

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

   * a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");
   * a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;
   * a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or
   * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular Fund or class, only shares of that particular Fund or class are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the Fund shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all portfolios entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because the Fund expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses related by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Fund, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the Fund's portfolio securities would be subject to such taxes if owned directly by residents of those jurisdictions. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield for Institutional Service Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Institutional Service Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Institutional Service Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Institutional Service Shares over a 30-day period by the offering price per share of Institutional Service Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Institutional Service Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The Institutional Service Shares are sold without any sales charge or other similar nonrecurring charges.

Total return and yield will be calculated separately for Institutional Service Shares and Institutional Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Shares. Institutional Shares are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity, and other accounts where a financial institution maintains master accounts with an aggregate investment of at least $400 million in certain mutual funds which are advised or distributed by affiliates of Federated Investors. Shares are also made available to financial intermediaries, public, and private organizations. A minimum initial investment of $25,000 over a 90-day period is required. Institutional Shares are sold at net asset value and are distributed without a Rule 12b-1 Plan.

Shares and Institutional Shares are subject to certain of the same expenses. Expense differences between Shares and Institutional Shares may affect the performance of each class.

To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-341-7400.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 22.

                                                              YEAR ENDED AUGUST 31,
                              1997     1996       1995       1994        1993        1992      1991     1990     1989    1988
 NET ASSET VALUE,            $ 9.64    $ 9.65    $ 9.63      $ 9.98      $10.01      $ 9.67   $ 8.99   $ 9.47   $ 8.88   $ 8.99
 BEGINNING OF PERIOD
 INCOME FROM INVESTMENT
 OPERATIONS
   Net investment income       0.59      0.58      0.56        0.45        0.50        0.63     0.69     0.71     0.72     0.73
   Net realized and            0.10     (0.01)     0.02       (0.35)      (0.03)       0.42     0.68    (0.48)    0.59    (0.11)
   unrealized gain (loss)
   on investments
   Total from investment       0.69      0.57      0.58        0.10        0.47        1.05     1.37     0.23     1.31     0.62
   operations
 LESS DISTRIBUTIONS
   Distributions from net     (0.59)    (0.58)    (0.56)      (0.45)      (0.50)      (0.63)   (0.69)   (0.71)   (0.72)   (0.73)
   investment income
   Distributions from net        --        --       --          --           --       (0.08)      --      --        --      --
   realized gain on
   investments
   Total distributions        (0.59)    (0.58)    (0.56)      (0.45)      (0.50)      (0.71)   (0.69)   (0.71)   (0.72)   (0.73)
 NET ASSET VALUE, END OF     $ 9.74    $ 9.64    $ 9.65      $ 9.63      $ 9.98      $10.01   $ 9.67   $ 8.99   $ 9.47   $ 8.88
 PERIOD
 TOTAL RETURN(A)               7.31%     6.02%     6.21%       0.99%       4.82%      11.21%   15.73%    2.45%   15.25%    7.09%
 RATIOS TO AVERAGE NET
 ASSETS
   Expenses                    0.55%     0.55%     0.55%       0.55%       0.51%       0.51%    0.78%    0.78%    0.79%    0.75%
   Net investment income       6.03%     5.94%     5.74%       4.51%       4.97%       5.95%    7.36%    7.62%    7.81%    8.10%
   Expense                     0.44%     0.44%     0.43%       0.14%       0.21%       0.32%    1.02%    1.02%    0.95%    1.18%
   waiver/
   reimbursement(b)
 SUPPLEMENTAL DATA
   Net assets, end of      $498,220  $653,313  $856,500  $1,238,813  $2,669,888  $1,090,944  $30,330  $26,261  $25,574  $16,753
   period (000 omitted)
   Portfolio turnover            84%      134%      124%         65%         36%         38%     127%     170%      85%     125%

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


PORTFOLIO OF INVESTMENTS

FEDERATED ARMS FUND

AUGUST 31, 1997

      PRINCIPAL
        AMOUNT                                                                           VALUE
 U.S. GOVERNMENT INSTRUMENTALITIES--88.4%
 FEDERAL HOME LOAN MORTGAGE CORP. PC ARM--38.4%
 $         213,654,994 7.705% - 7.961%, 2/1/2019 - 7/1/2030                          $  224,348,715
 FEDERAL NATIONAL MORTGAGE ASSOCIATION ARM--17.6%
            99,263,367 6.077% - 8.298%, 2/1/2019 - 3/1/2029                             103,270,401
 FEDERAL NATIONAL MORTGAGE ASSOCIATION--3.1%
                15,481 12.000%, 3/1/2013                                                     17,750
             2,682,660 11.500%, 8/1/2014 - 11/1/2015                                      3,031,406
             4,482,588 11.000%, 12/1/2015                                                 4,950,481
             6,216,311 9.500%, 7/1/2016                                                   6,713,734
             3,268,431 8.500%, 4/1/2018                                                   3,449,208
                           TOTAL                                                         18,162,579
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ARM--15.2%
             7,714,862 7.375%, 6/20/2021 - 4/20/2022                                      7,931,993
            27,651,438 7.125%, 8/20/2017 - 9/20/2024                                     28,426,779
            30,896,239 7.000%, 3/20/2016 - 5/20/2026                                     31,702,756
            20,484,958 6.875%, 12/20/2017 - 12/20/2022                                   21,003,825
                           TOTAL                                                         89,065,353
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--14.1%
             3,466,669 12.000%, 9/15/2013 - 1/15/2014                                     4,011,892
            27,072,935 11.500%, 10/15/2010 - 4/15/2020                                   30,880,610
            16,183,149 11.000%, 12/15/2009 - 7/15/2020                                   18,192,276
            27,053,636 9.500%, 12/15/2021                                                29,387,012
                           TOTAL                                                         82,471,790
                           TOTAL U.S. GOVERNMENT                                        517,318,838
                       INSTRUMENTALITIES (IDENTIFIED COST $510,556,075)
 U.S. TREASURY NOTES--9.8%
            28,500,000 6.250%, 3/31/1999                                                 28,649,910
            29,000,000 5.875%, 11/15/1999                                                28,924,890
                           TOTAL U.S. TREASURY NOTES                                     57,574,800
                       (IDENTIFIED COST $57,409,512)


FEDERATED ARMS FUND

      PRINCIPAL
        AMOUNT                                                                           VALUE

 (A)REPURCHASE AGREEMENT--0.3%
 $           1,900,000 BT Securities Corp., 5.580%, dated 8/29/1997, due 9/2/1997    $    1,900,000
                       (at amortized cost)
                           TOTAL INVESTMENTS (IDENTIFIED COST                         $ 576,793,638
                           $569,865,587)(B)

(a) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $569,872,198. The net unrealized appreciation of investments on a federal tax basis amounts to $6,921,440 which is comprised of $7,706,388 appreciation and $784,948 depreciation at August 31, 1997.

Note: The categories of investments are shown as a percentage of net assets ($585,542,197) at August 31, 1997.

The following acronyms are used throughout this portfolio:

ARM -- Adjustable Rate Mortgage
PC -- Participation Certification

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

FEDERATED ARMS FUND

AUGUST 31, 1997

 ASSETS:
 Total investments in securities, at value (identified cost                          $  576,793,638
 $569,865,587 and tax cost $569,872,198)
 Cash                                                                                           787
 Income receivable                                                                        9,880,278
 Receivable for investments sold                                                          4,675,735
 Receivable for shares sold                                                                  32,153
   Total assets                                                                         591,382,591
 LIABILITIES:
 Payable for investments purchased                                      $ 3,221,935
 Payable for shares redeemed                                                414,260
 Income distribution payable                                              2,131,619
 Accrued expenses                                                            72,580
   Total liabilities                                                                      5,840,394
 Net Assets for 60,109,352 shares outstanding                                        $  585,542,197
 NET ASSETS CONSIST OF:
 Paid in capital                                                                     $  659,619,055
 Net unrealized appreciation of investments                                               6,928,051
 Accumulated net realized loss on investments                                           (81,001,448)
 Distributions in excess of net investment income                                            (3,461)
   Total Net Assets                                                                  $  585,542,197
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $498,219,987 / 51,145,180 shares outstanding                                                 $9.74
 INSTITUTIONAL SERVICE SHARES:
 $87,322,210 / 8,964,172 shares outstanding                                                   $9.74

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

FEDERATED ARMS FUND

YEAR ENDED AUGUST 31, 1997

 INVESTMENT INCOME:
 Interest                                                                              $ 43,662,366
 EXPENSES:
 Investment advisory fee                                                $   3,977,723
 Administrative personnel and services fee                                    500,691
 Custodian fees                                                               108,363
 Transfer and dividend disbursing agent fees and                               91,071
 expenses
 Directors'/Trustees' fees                                                     22,035
 Auditing fees                                                                 17,688
 Legal fees                                                                     6,872
 Portfolio accounting fees                                                    130,542
 Distribution services fee--Institutional Service                             241,075
 Shares
 Shareholder services fee--Institutional Shares                             1,416,310
 Shareholder services fee--Institutional Service                              241,075
 Shares
 Share registration costs                                                      27,136
 Printing and postage                                                          27,699
 Insurance premiums                                                             8,972
 Taxes                                                                         17,358
 Miscellaneous                                                                  9,666
   Total expenses                                                           6,844,276
 Waivers and reimbursements--
   Waiver of investment advisory fee                    $ (1,270,395)
   Waiver of distribution services fee--Institutional       (238,182)
 Service Shares
   Waiver of shareholder services fee--Institutional      (1,416,310)
 Shares
   Waiver of shareholder services fee--Institutional          (2,893)
 Service Shares
     Total waivers                                                         (2,927,780)
       Net expenses                                                                       3,916,496
         Net investment income                                                           39,745,870
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                         3,454,717
 Net change in unrealized appreciation of investments                                     3,918,165
   Net realized and unrealized gain on investments                                        7,372,882
     Change in net assets resulting from operations                                    $ 47,118,752

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

FEDERATED ARMS FUND

                                                                        YEAR ENDED AUGUST 31,
                                                                       1997              1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                             $    39,745,870  $    51,489,990
 Net realized gain (loss) on investments ($3,411,098 net gain            3,454,717        1,044,840
 and $8,689,597 net loss, respectively, as computed for federal tax purposes)
 Net change in unrealized appreciation/depreciation                      3,918,165       (1,656,353)
   Change in net assets resulting from operations                       47,118,752       50,878,477
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                                (34,210,612)     (44,631,616)
   Institutional Service Shares                                         (5,578,429)      (7,063,166)
     Change in net assets resulting from distributions to              (39,789,041)     (51,694,782)
 shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                           56,479,068       61,181,863
 Net asset value of shares issued to shareholders in payment of          9,827,175       11,612,765
 distributions declared
 Cost of shares redeemed                                              (250,943,388)    (301,318,243)
   Change in net assets resulting from share transactions             (184,637,145)    (228,523,615)
     Change in net assets                                             (177,307,434)    (229,339,920)
 NET ASSETS:
 Beginning of period                                                   762,849,631      992,189,551
 End of period (including undistributed net investment income of   $   585,542,197  $   762,849,631
 $0 and $39,710, respectively)

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

FEDERATED ARMS FUND

AUGUST 31, 1997

ORGANIZATION

Federated ARMs Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income consistent with minimal volatility of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government and agency securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

At August 31, 1997, the Fund for federal tax purposes, had a capital loss carryforward of $80,994,383, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR    EXPIRATION AMOUNT
           2002       $15,124,033
           2003        57,180,753
           2004         8,689,597

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DOLLAR ROLL TRANSACTIONS

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. During the year ended August 31, 1997, the fund did not enter into dollar roll transactions.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

                                                      YEAR ENDED AUGUST 31,
                                                 1997                           1996
 INSTITUTIONAL SHARES                     SHARES         AMOUNT         SHARES         AMOUNT
 Shares sold                             4,079,073  $  39,681,438      5,202,156    $  50,287,411
 Shares issued to shareholders in          841,597      8,186,144      1,021,472        9,866,718
 payment of distributions declared
 Shares redeemed                       (21,517,755)  (209,231,332)   (27,194,052)    (262,675,429)
   Net change resulting from           (16,597,085) $(161,363,750)   (20,970,424)   $(202,521,300)
 Institutional Share transactions
                                                      YEAR ENDED AUGUST 31,
                                                 1997                           1996
 INSTITUTIONAL SERVICE SHARES            SHARES         AMOUNT          SHARES         AMOUNT
 Shares sold                             1,728,054  $  16,797,630      1,125,713     $ 10,894,452
 Shares issued to shareholders in          168,679      1,641,031        180,764        1,746,047
 payment of distributions declared
 Shares redeemed                        (4,290,564)   (41,712,056)    (4,002,502)     (38,642,814)
   Net change resulting from            (2,393,831) $ (23,273,395)    (2,696,025)   $ (26,002,315)
 Institutional Service Share
 transactions
     Net change resulting from share   (18,990,916) $(184,637,145)   (23,666,449)   $(228,523,615)
 transactions

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive a portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. Federated Shareholder Services may voluntarily choose to waive any portion of its fee. Federated Shareholder Services can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended August 31, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common Officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $20,577,451 and $4,187,880, respectively.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1997, were as follows:

PURCHASES   $545,011,770
SALES       $706,267,122



REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Trustees and Shareholders of Federated ARMs Fund:

We have audited the accompanying statement of assets and liabilities of Federated ARMs Fund, including the portfolio of investments, as of August 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997, by correspondence with the custodian or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated ARMs Fund at August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
October 7, 1997

NOTES

NOTES

[Graphic]

Federated ARMs Fund

Institutional Service Shares

PROSPECTUS

OCTOBER 31, 1997

A Diversified Portfolio of Federated ARMs Fund, an Open-End Management Investment Company

FEDERATED ARMS FUND INSTITUTIONAL SERVICE SHARES
Federated Investors Tower
Pittsburgh, PA 15222-3779
DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779
INVESTMENT ADVISER
Federated Management
Federated Investors Tower
Pittsburgh, PA 15222-3779
CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600
INDEPENDENT PUBLIC ACCOUNTANTS
Ernst & Young LLP
One Oxford Centre
Pittsburgh, PA 15219



Federated Investors
Federated Securities Corp., Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779
1-800-245-7400
www.federatedinvestors.com


Cusip 314082207
8100309A-SS (10/97)

[Graphic]


Federated ARMs Fund

Institutional Shares and Institutional Service Shares

Annual Report For Fiscal Year Ended August 31, 1997

MANAGEMENT DISCUSSION AND ANALYSIS

Federated ARMs Fund (the "Fund") provides shareholders with a professionally managed portfolio of U.S. Government adjustable rate securities. The Fund is managed for a short effective duration of 0.5 to 1.0 years and is invested primarily in adjustable-rate mortgage-backed securities. Current investment strategy emphasizes a diversified range of adjustable-rate mortgage securities with coupons averaging 7.96% and a weighted average effective duration of 0.7 years.

For the reporting period, the U.S. economy, continued to enjoy relatively low inflation, a strong labor market, and moderate interest rates. The theme for fixed income investors throughout this fiscal year was a trading range environment; however, there were periods when the market moved swiftly and sharply due to shifting Federal Reserve Board expectations. Despite indications signaling that the economy has been somewhat stronger than its targets, the Federal Reserve has only tightened once in the past two years. Given this environment, the adjustable-rate mortgage sector outperformed comparable duration U.S. Treasuries by 100 basis points.

The principal reason for this solid performance has been investors desire to favor the income component of total return due to the relatively placid interest rate environment. The portfolio over the course of 1997 took the opportunity to increase exposure to the seasoned GNMA ARM sector. Like their conventional counterparts, seasoned GNMA ARMs have substantially lower prepayment risk relative to newer originated mortgage securities. With lower mortgage rates and the flatness of the yield curve, as measured by the 1- 10-year U.S. Treasury spread of 78 basis points, seasoned securities should perform relatively well versus teaser ARM securities. Given this environment, homeowners with teasers that are resetting to an 8%+ mortgage rate have the incentive to refinance into another teaser or fixed-rate mortgage. This can be witnessed by the rapid prepayment speeds on teaser adjustable rate mortgages originated a year ago, which are approaching their first reset anniversary. The Trust's portfolio continued to emphasize seasoned adjustable-rate securities due to their better cash flow return profile. The asset allocation mix of the portfolio continued to maintain exposure to a blend of adjustable-rate mortgages, fixed-rate mortgages, and short duration U.S. Treasuries.

As of August 31, 1997, the Fund recorded net assets of $585.5 million with an average 30-day yield as calculated under SEC guidelines of 5.87%* for Institutional Shares and 5.61%* for Institutional Service Shares, based upon a net asset value of $9.74. The Fund's average annual total rate of return for the fiscal year ended August 31, 1997 was 7.31% for the Institutional Shares and 7.05% for the Institutional Service Shares compared to 6.37% for the Merrill Lynch 1-Year Treasury Index,** 6.95% for the Merrill Lynch 2-Year Treasury Index,** and 6.59% for the Lipper ARM Fund Average. The Fund is rated AAAf for credit quality by Standard & Poor's,+ and Aaa by Moody's,+ and will continue to strive to provide monthly cash flow and daily liquidity while seeking competitive yields.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** This index is unmanaged.

+ An AAAf rating by Standard and Poor's means that the fund's portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults. Ratings do not remove market risks and are subject to change.

Federated ARMs Fund

Institutional Shares

GROWTH OF $25,000 INVESTED IN FEDERATED ARMS FUND (INSTITUTIONAL SHARES)

The graph below illustrates the hypothetical investment of $25,000 in the Federated ARMs Fund (Institutional Shares) (the "Fund") from August 31, 1987 to August 31, 1997, compared to the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GBI),+ the Lehman Brothers Adjustable Rate Mortgage Index (LBARMI),+ and the Lipper Adjustable Rate Mortgage Funds Average (LARMFA).++

[Graphic] (see appendix)

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated October 31, 1997, and, together with financial statements contained therein, constitutes the Fund's annual report.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1-3GBI, LBARMI and the LARMFA have been adjusted to reflect reinvestment of dividends on securities in the indices and the average.

** For this illustration, the LBARMI and the LARMFA began their performance on 1/31/92, in conjunction with the change in investment policy of the Fund. The indices have been assigned a beginning value of $40,720, the value of the Fund on 1/31/92.

+ The LB1-3GBI and the LBARMI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged.

++ The LARMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Note: The Fund changed its investment policy from investing primarily in intermediate and long-term U.S. Treasury securities to investing primarily in adjustable-rate U.S. government mortgage securities, effective 1/20/92.

Federated ARMs Fund

Institutional Service Shares

GROWTH OF $25,000 INVESTED IN FEDERATED ARMS FUND (INSTITUTIONAL SERVICE
SHARES)

The graph below illustrates the hypothetical investment of $25,000 in the Federated ARMs Fund (Institutional Service Shares) (the "Fund") from April 25, 1992 (start of performance) to August 31, 1997, compared to the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GBI),+ the Lehman Brothers Adjustable Rate Mortgage Index (LBARMI),+ and the Lipper Adjustable Rate
Mortgage Funds Average (LARMFA).++

[Graphic] (see appendix)

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated October 31, 1997, and, together with financial statements contained therein, constitutes the Fund's annual report.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1-3GBI, LBARMI and the LARMFA have been adjusted to reflect reinvestment of dividends on securities in the indices and the average.

+ The LB1-3GBI and the LBARMI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged.

++ The LARMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.


[Graphic]

Federated Investors
Federated Securities Corp., Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com


Cusip 314082108
Cusip 314082207
G00567-01ARS (10/97)

[Graphic]



FEDERATED ARMS FUND

INSTITUTIONAL SHARES

INSTITUTIONAL SERVICE SHARES

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the respective prospectus for Institutional Shares or Institutional Service Shares of Federated ARMs Fund (the "Fund") dated October 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED INVESTORS TOWER
PITTSBURGH, PENNSYLVANIA 15222-3779

Statement dated October 31, 1997

[Graphic]
Federated Investors
Federated Securities Corp., Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779
1-800-245-7400
www.federatedinvestors.com


Cusip 314082108
Cusip 314082207
8100309B (10/97)

[Graphic]

TABLE OF CONTENTS

 GENERAL INFORMATION ABOUT THE FUND                                       1
 INVESTMENT OBJECTIVE AND POLICIES                                        1
 Types of Investments                                                     1
 When-Issued and Delayed Delivery Transactions                            2
 Repurchase Agreements                                                    2
 Lending of Portfolio Securities                                          2
 Reverse Repurchase Agreements                                            2
 Portfolio Turnover                                                       2
 INVESTMENT LIMITATIONS                                                   3
 Stripped Mortgage Securities                                             3
 Buying on Margin                                                         3
 Issuing Senior Securities and Borrowing Money                            3
 Pledging Assets                                                          3
 Diversification of Investments                                           3
 Investing in Real Estate                                                 3
 Investing in Commodities                                                 3
 Underwriting                                                             3
 Lending Cash or Securities                                               3
 Selling Short                                                            3
 Investing in Illiquid Securities                                         3
 Investing in Securities of Other Investment Companies                    4
 Investing in New Issuers                                                 4
 FEDERATED ARMS FUND MANAGEMENT                                           4
 Fund Ownership                                                           8
 Trustee Compensation                                                     9
 Trustee Liability                                                        9
 INVESTMENT ADVISORY SERVICES                                             9
 Adviser to the Fund                                                      9
 Advisory Fees                                                           10
 Other Related Services                                                  10
 BROKERAGE TRANSACTIONS                                                  10
 OTHER SERVICES                                                          10
 Fund Administration                                                     10
 Custodian and Portfolio Accountant                                      10
 Transfer Agent                                                          10
 Independent Auditors                                                    11
 PURCHASING SHARES                                                       11
 Distribution Plan (Institutional Service Shares only) and Shareholder
 Services                                                                11
 Conversion to Federal Funds                                             11
 DETERMINING NET ASSET VALUE                                             11
 Determining Value of Securities                                         11
 REDEEMING SHARES                                                        12
 Exchanging Securities for Fund Shares                                   12
 TAX CONSEQUENCES                                                        12
 MASSACHUSETTS PARTNERSHIP LAW                                           12
 TAX STATUS                                                              13
 The Fund's Tax Status                                                   13
 Shareholders' Tax Status                                                13
 Capital Gains                                                           13
 TOTAL RETURN                                                            13
 YIELD                                                                   13
 PERFORMANCE COMPARISONS                                                 13
 Economic and Market Information                                         14
 ABOUT FEDERATED INVESTORS                                               14
 Mutual Fund Market                                                      15
 APPENDIX                                                                16


GENERAL INFORMATION ABOUT THE FUND

Federated ARMs Fund (the "Fund") was established as a Massachusetts business trust under a Declaration of Trust dated May 24, 1985. The Declaration of Trust permits the Fund to offer separate series and classes of shares.

Shares of the Fund are offered in two classes, Institutional Shares and Institutional Service Shares (individually and collectively referred to as the "Shares"). This Statement of Additional Information relates to both of the above-mentioned Shares of the Fund.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income consistent with minimal volatility of principal. Current income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on mortgage-related securities and other U.S. government securities, and short-term capital gains. The investment objective cannot be changed without approval of shareholders. The Fund anticipates that it will experience minimal volatility of principal due to the frequent adjustments to interest rates on adjustable and floating rate mortgage securities which comprise the portfolio. Of course, there can be no assurance that the Fund will be able to maintain minimal volatility of principal or that it will achieve its investment objective. The Fund endeavors to achieve its investment objective, however, by following the investment policies described in each prospectus and this Statement of Additional Information.

TYPES OF INVESTMENTS

The Fund will invest at least 65% of the value of its total assets in adjustable and floating rate mortgage securities which are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities. These securities and other U.S.
government or agency obligations are backed by:

   * the full faith and credit of the U.S. Treasury;
   * the issuer's right to borrow from the U.S. Treasury;
   * the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
   * the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

   * Federal Farm Credit System, including the National Bank for
     Cooperatives, Farm Credit Banks, and Banks for Cooperatives;
   * Federal Home Loan Banks; * Federal National Mortgage Association; * Student Loan Marketing Association; and * Federal Home Loan Mortgage Corporation.

PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES

Privately issued mortgage-related securities generally represent an ownership interest in federal agency mortgage pass-through securities, such as those issued by Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

The market for such mortgage-related securities has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

CAPS AND FLOORS

The value of mortgage-related securities in which the Fund invests may be affected if interest rates rise or fall faster and farther than the allowable caps on the underlying residential mortgage loans. For example, consider a residential mortgage loan with a rate which adjusts annually, an initial interest rate of 10%, a 2% per annum interest rate cap, and a 5% life of loan interest rate cap. If the index against which the underlying interest rate on the residential mortgage loan is compared--such as the one-year Treasury--moves up by 3%, the residential mortgage loan rate may not increase by more than 2% to 12% the first year. As one of the underlying residential mortgages for the securities in which the Fund invests, the residential mortgage would depress the value of the securities and, therefore, the net asset value of the Fund. If the index against which the interest rate on the underlying residential mortgage loan is compared moves up no faster or farther than the cap on the underlying mortgage loan allows, or if the index moves down as fast or faster than the floor on the underlying mortgage loan allows, the mortgage would maintain or improve the value of the securities in which the Fund invests and, therefore, the net asset value of the Fund.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled.

The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Fund requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees (the "Trustees").

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. The se assets are marked to market daily and are maintained until the transaction is settled.

During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

PORTFOLIO TURNOVER

The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. For the fiscal years ended August 31, 1997, and 1996, the portfolio turnover rates were 84% and 134%, respectively.

INVESTMENT LIMITATIONS

STRIPPED MORTGAGE SECURITIES

The Fund will not invest in stripped mortgage securities, including securities which represent a share of only the interest payments or only the principal payments from underlying mortgage related securities.

BUYING ON MARGIN

The Fund will not purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any such borrowings are outstanding.

During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer.

INVESTING IN REAL ESTATE

The Fund will not buy or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets.

SELLING SHORT

The Fund will not sell securities short.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 15% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund will not purchase securities of other investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of the value of its total assets would be invested in such securities, or except as part of a merger, consolidation, or other acquisition.

INVESTING IN NEW ISSUERS

The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor. With respect to the asset-backed securities, the Fund will treat the originator of the asset pool as the company issuing the securities for purposes of determining compliance with this limitation.

The above investment limitations cannot be changed without shareholder approval.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund did not engage in reverse repurchase agreements, purchase securities of other investment companies, borrow money, or invest in illiquid securities in excess of 5% of the value of its total assets during the last fiscal year and has no present intent to do so in the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

FEDERATED ARMS FUND MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated ARMs Fund, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer
203 Kensington Ct.
Pittsburgh, PA

Birthdate: October 6, 1926

Trustee

Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Retired from the law firm of Miller, Ament, Henny & Kochuba; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.

Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 2, 1929

President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary, and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.--1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.

FUND OWNERSHIP

Officers and Trustees own less than 1% of the Fund's outstanding shares. As of October 3, 1997, the following shareholders of record owned 5% or more of the Institutional Service Shares of the Fund: Hawaii Federal & State Employee Federal Credit Union, Hilo, Hawaii, owned approximately 962,095 shares (11.60%); Bellco First FCU, Greenwood Village, Colorado, owned approximately 1,267,075 shares (15.28%); First National Bank Shelby, Shelby, North Carolina, owned approximately 489,007 shares (5.90%); Durand Glass Manufacturing Co., Millville, New Jersey owned approximately 939,197 shares (11.33%); and Prudential Securities Inc. for the benefit of Cato Corporation, Charlotte, North Carolina, owned approximately 516,388 shares (6.23%).

As of October 3, 1997, the following shareholder of record owned 5% or more of the Institutional Shares of the Fund: APCO Employees Credit Union, Birmingham, Alabama, owned approximately 6,008,538 shares (11.83%).

TRUSTEE COMPENSATION

                       AGGREGATE
 NAME,                COMPENSATION
 POSITION WITH          FROM                    TOTAL COMPENSATION PAID
 TRUST                  TRUST*#                 FROM FUND COMPLEX
John F. Donahue,          $0           $0 for the Trust and
Chairman and Trustee                   56 other investment companies in the Fund Complex
Thomas G. Bigley,         $1,607       $108,725 for the Trust and
Trustee                                56 other investment companies in the Fund Complex
John T. Conroy, Jr.,      $1,768       $119,615 for the Trust and
Trustee                                56 other investment companies in the Fund Complex
William J. Copeland,      $1,768       $119,615 for the Trust and
Trustee                                56 other investment companies in the Fund Complex
James E. Dowd,            $1,768       $119,615 for the Trust and
Trustee                                56 other investment companies in the Fund Complex
Lawrence D. Ellis,
 M.D.,                    $1,607       $108,725 for the Trust and
Trustee                                56 other investment companies in the Fund Complex
Edward L. Flaherty, Jr.,  $1,768       $119,615 for the Trust and
Trustee                                56 other investment companies in the Fund Complex
Peter E. Madden,          $1,607       $108,725 for the Trust and
Trustee                                56 other investment companies in the Fund Complex
Gregor F. Meyer,          $1,607       $108,725 for the Trust and
Trustee                                56 other investment companies in the Fund Complex
John E. Murray, Jr.,      $1,607       $108,725 for the Trust and
Trustee                                56 other investment companies in the Fund Complex
Wesley W. Posvar,         $1,607       $108,725 for the Trust and
Trustee                                56 other investment companies in the Fund Complex
Marjorie P. Smuts,        $1,607       $108,725 for the Trust and
Trustee                                56 other investment companies in the Fund Complex

* Information is furnished for the fiscal year ended August 31, 1997.

# The aggregate compensation is provided for the Trust which is comprised of one portfolio.

+ The information is provided for the last calendar year.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND

The Fund's investment adviser is Federated Management (the "Adviser"). It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. During the fiscal years ended August 31, 1997, 1996, and 1995, the Fund's Adviser earned $3,977,723, $5,228,816, and
$7,041,965, respectively, of which $1,270,395, $1,618,615, and $2,149,890, respectively, were voluntarily waived because of undertakings to limit the Fund's expenses.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year(s) ended August 31, 1997, 1996, and 1995, the Trust paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended August 31, 1997, 1996, and 1995, the Administrators earned $500,691, $659,077, and $888,461, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.

PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the respective prospectuses under "Investing in Institutional Shares" or "Investing in Institutional Service Shares."

DISTRIBUTION PLAN (INSTITUTIONAL SERVICE SHARES ONLY) AND SHAREHOLDER
SERVICES

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. The se activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

With respect to the Institutional Service Shares, by adopting the Distribution Plan, the Board of Trustees expects that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, the Fund may be able to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal period ended August 31, 1997, payments in the amount of $241,075 were made pursuant to the Distribution Plan (Institutional Service Shares only), of which $238,182 was voluntarily waived. In addition, for this period, the Fund paid shareholder services fees in the amount of $241,075 (Institutional Service Shares) and $1,416,310 (Institutional Shares), of which $2,893 (Institutional Service Shares) and $1,416,310 (Institutional Shares) was voluntarily waived.

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in each prospectus.

DETERMINING VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

   * as provided by an independent pricing service;
   * for short-term obligations, according to the mean between bid and asked prices, as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost unless the Trustees determines this is not fair value; or
   * at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider:

   * yield;
   * quality;
   * coupon rate;
   * maturity;
   * type of issue;
   * trading characteristics; and
   * other market data.

REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the respective prospectus under "Redeeming Institutional Shares," or "Redeeming Institutional Service Shares." Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange U.S. government securities they already own for Shares, or they may exchange a combination of U.S. government securities and cash for Shares. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. The Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.

The Fund values securities in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One Share will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of the Fund, along with the securities.

TAX CONSEQUENCES

Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

   * derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   * derive less than 30% of its gross income from the sale of securities held less than three months;
   * invest in securities within certain statutory limits; and * distribute to its shareholders at least 90% of its net income earned during the year.

TAX STATUS

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

   * derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   * invest in securities within certain statutory limits; and * distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction or exclusion available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

CAPITAL GAINS

Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Shares.

TOTAL RETURN

The Fund's average annual total return for Institutional Shares for the one-year, five-year, and ten-year periods ended August 31, 1997, were 7.31%, 5.05%, and 7.61%, respectively. The Fund's average annual total return for Institutional Service Shares for the one-year and five-year periods ended August 31, 1997 and for the period from May 4, 1992 (date of initial public investment) to August 31, 1997, were 7.05%, 4.78%, and 4.90%, respectively.

The average annual total return for both classes of shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

YIELD

The Fund's yield for Institutional Shares for the thirty-day period ended August 31, 1997, was 5.87%. The Fund's yield for Institutional Service Shares was 5.61% for the same period.

The yield for both classes of shares of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by either class of shares over a thirty-day period by the maximum offering price per share by either class of shares on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by either class because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of shares, performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS

The performance of both classes of shares depends upon such variables as:

   * portfolio quality;
   * average portfolio maturity;
   * types of instruments in which the portfolio is invested; * changes in interest rates and market value of portfolio securities; * changes in the Fund's or either class of Share's expenses; and * various other factors.

Either class of Share's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and maximum offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute maximum offering price. The financial publications and/or indices which the Fund uses in advertising may include:

   * LEHMAN BROTHERS ADJUSTABLE RATE MORTGAGE FUNDS AVERAGE is comprised of all agency guaranteed securities with coupons that periodically adjust over a spread of a published index.
   * LEHMAN BROTHERS 1-3 YEAR GOVERNMENT INDEX is comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year and maximum maturity of 2.9 years are included.
   * LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "U.S. Mortgage Funds" category in advertising and sales literature.
   * MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deffered compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other invstments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio managers and their views and anaylsis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.

In the government sector, as of December 31, 1996, Federated Investors managed 9 mortgage-backed, 5 government/agency and 17 government money market mutual funds, with assets approximating $6.3 billion, $1.7 billion, and $23.6 billion, respectively. Federated trades approximately $309 million in U.S. government and mortgage-backed securities daily and places approximately $17 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages nearly $30 billion in government funds within these maturity ranges.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investor's international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* Source: Investment Company Institute

APPENDIX

STANDARD & POOR'S RATINGS GROUP LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

B--Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" rating.

MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATING DEFINITIONS

Aaa--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities. A Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated "Baa" are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

FITCH INVESTORS SERVICE, INC., INVESTMENT GRADE BOND RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.



                                    APPENDIX




A-1. The graphic presentation here displayed consists of a line graph titled "Growth of $25,000 Invested in Federated ARMs Funds (Institutional Service Shares)". The corresponding components of the line graph are listed underneath. The Federated ARMs Fund (Institutional Service Shares) (the "Fund") is represented by a solid line. The Lehman Brothers 1-3 Year Government Bond Index (the "LB1-3GBI") is represented by a dotted line. The Lehman Brothers Adjustable Rate Mortgage Index (the "LBARMI") is represented by a broken line. The Lipper Adjustable Rate Mortgage Funds Average ("LARMFA") is represented by a broken/dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical $25,000 investment in the Fund, the LB1-3GBI, the LBARMI and the LARMFA. The "x" axis reflects computation periods from the start of performance (April 25, 1992) to August 31, 1997. The "y" axis reflects the cost of the investment, ranging from $25,000 to $35,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LB1-3GBI, the LBARMI and the LARMFA. The ending values are $32,295, $33,742, $34,395 and $30,070, respectively.

A-2. The graphic presentation here displayed consists of a line graph titled "Growth of $25,000 Invested in Federated ARMs Funds (Institutional Shares)". The corresponding components of the line graph are listed underneath. The Federated ARMs Fund (Institutional Shares) (the "Fund") is represented by a solid line. The Lehman Brothers 1-3 Year Government Bond Index (the "LB1-3GBI") is represented by a dotted line. The Lehman Brothers Adjustable Rate Mortgage Index (the "LBARMI") is represented by a broken line. The Lipper Adjustable Rate Mortgage Funds Average ("LARMFA") is represented by a broken/dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical $25,000 investment in the Fund, the LB1-3GBI, the LBARMI and the LARMFA. The "x" axis reflects computation periods from August 31, 1987 to August 31, 1997. The "y" axis reflects the cost of the investment, ranging from $25,000 to $60,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LB1-3GBI, the LBARMI and the LARMFA. The ending values are $52,031, $50,726, $56,542 and $49,557, respectively.